Trust Account and Fair Value Measurement (Details) - Schedule of fair values investments active markets for identical assets or liabilities	Dec. 31, 2020 USD ($)
Carrying value [Member]
Trust Account and Fair Value Measurement (Details) - Schedule of fair values investments active markets for identical assets or liabilities [Line Items]
Cash and money market funds	$ 1,000
U.S. government treasury bills	172,578,000
Total	172,579,000
Gross Unrealized Holding Gains [Member]
Trust Account and Fair Value Measurement (Details) - Schedule of fair values investments active markets for identical assets or liabilities [Line Items]
Cash and money market funds
U.S. government treasury bills
Total
Quoted Price Prices in Active Markets (Level 1) [Member]
Trust Account and Fair Value Measurement (Details) - Schedule of fair values investments active markets for identical assets or liabilities [Line Items]
Cash and money market funds	1,000
U.S. government treasury bills	172,578,000
Total	$ 172,579,000